CASH FLOW STATEMENT - Reconciliation of net cash flow to movement in net debt (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
CASH FLOW STATEMENT
Net cash flow from cash net of overdrafts	$ (930)	$ (459)	$ 1,493
Settlement of Currency Swaps	(3)	4	(7)
Net cash flow from borrowings	396	267	(1,545)
Change in net debt from net cash flow	(537)	(188)	(59)
IFRS 16 lease liabilities	1	7	(34)
Exchange adjustment	47	59	(71)
Corporate bond issuance expense	3	(1)	8
Change in net debt in the year	(486)	(123)	(156)
Balance at beginning of year	(2,049)	(1,926)	(1,770)
Balance at end of year	$ (2,535)	$ (2,049)	$ (1,926)